Morgan Stanley Emerging Markets Debt Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Portfolio of Investments

(Showing Percentage of Total Value of Investments)

	Face Amount		Value
	(000)		(000)
FIXED INCOME SECURITIES (96.6%)
Albania (2.1%)
Sovereign (2.1%)
Albania Government International Bond,
3.50%, 10/9/25	EUR	324	$331
5.90%, 6/9/28		2,562	2,644
			2,975
Angola (1.1%)
Sovereign (1.1%)
Angolan Government International Bond,
8.75%, 4/14/32		$1,900	1,532

Argentina (0.9%)
Sovereign (0.9%)
Argentine Republic Government International Bond,
1.00%, 7/9/29		500	140
3.50%, 7/9/41 (a)		800	207
4.25%, 1/9/38 (a)		3,400	1,004
			1,351
Armenia (0.2%)
Corporate Bond (0.2%)
Ardshinbank CJSC Via Dilijan Finance BV,
6.50%, 1/28/25		300	296

Bahrain (2.4%)
Sovereign (2.4%)
Bahrain Government International Bond,
5.45%, 9/16/32		1,720	1,502
5.63%, 5/18/34		1,000	858
7.00%, 10/12/28		900	915
7.50%, 9/20/47		200	178
			3,453
Barbados (1.4%)
Sovereign (1.4%)
Barbados Government International Bond,
6.50%, 10/1/29		2,109	1,970

Benin (1.9%)
Sovereign (1.9%)
Benin Government International Bond,
4.88%, 1/19/32	EUR	400	315
4.95%, 1/22/35		580	422
6.88%, 1/19/52		2,930	2,076
			2,813
Brazil (4.5%)
Corporate Bonds (4.5%)
Coruripe Netherlands BV,
10.00%, 2/10/27		$1,250	917
FORESEA Holding SA,
7.50%, 6/15/30		730	687
Guara Norte Sarl,
5.20%, 6/15/34		619	528
Hidrovias International Finance Sarl,
4.95%, 2/8/31		1,000	803
MC Brazil Downstream Trading Sarl,
7.25%, 6/30/31		1,150	883
Minerva Luxembourg SA,
8.88%, 9/13/33 (b)		1,210	1,203
MV24 Capital BV,
6.75%, 6/1/34		678	599
Natura &Co. Luxembourg Holdings Sarl,
6.00%, 4/19/29		171	157
Natura Cosmeticos SA,
4.13%, 5/3/28		69	59
Samarco Mineracao SA,
5.75%, 10/24/23 (c)(d)		750	591
			6,427
Bulgaria (0.2%)
Corporate Bond (0.2%)
Bulgarian Energy Holding EAD,
2.45%, 7/22/28	EUR	330	293

Burkina Faso (0.8%)
Corporate Bond (0.8%)
Endeavour Mining PLC,
5.00%, 10/14/26		$1,280	1,146

Chile (2.6%)
Corporate Bonds (1.3%)
AES Andes SA,
7.13%, 3/26/79		970	916
Liberty Latin America Ltd.,
2.00%, 7/15/24		451	426

Morgan Stanley Emerging Markets Debt Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Portfolio of Investments (cont’d)

(Showing Percentage of Total Value of Investments)

	Face Amount		Value
	(000)		(000)
Corporate Bonds (cont’d)
VTR Comunicaciones SpA,
4.38%, 4/15/29		$422	$234
5.13%, 1/15/28		385	217
			1,793
Sovereign (1.3%)
Chile Government International Bond,
2.45%, 1/31/31		200	165
2.55%, 7/27/33		1,390	1,071
3.50%, 1/25/50		990	662
			1,898
			3,691
China (1.3%)
Corporate Bonds (1.3%)
KWG Group Holdings Ltd.,
7.88%, 8/30/24 (c)(d)		654	59
Longfor Group Holdings Ltd.,
3.85%, 1/13/32		338	144
Meituan,
0.00%, 4/27/27		900	798
Shimao Group Holdings Ltd.,
5.60%, 7/15/26		1,783	62
Sunac China Holdings Ltd.,
8.35%, 4/19/23 (c)(d)		1,080	163
Times China Holdings Ltd.,
5.55%, 6/4/24 (c)(d)		2,015	71
6.75%, 7/16/23 (c)(d)		410	14
Yuexiu REIT MTN Co. Ltd.,
2.65%, 2/2/26		629	542
			1,853
Colombia (2.2%)
Corporate Bonds (2.2%)
ABRA Global Finance
6.00% Cash, 5.50% PIK,
11.50%, 3/2/28 (b)(e)		771	619
Aris Mining Corp.,
6.88%, 8/9/26		1,150	920
Avianca Midco 2 PLC,
9.00%, 12/1/28		430	367
Canacol Energy Ltd.,
5.75%, 11/24/28		827	657
SierraCol Energy Andina LLC,
6.00%, 6/15/28		733	584
			3,147
Costa Rica (0.9%)
Corporate Bond (0.6%)
Liberty Costa Rica Senior Secured Finance,
10.88%, 1/15/31 (b)		860	863

Sovereign (0.3%)
Costa Rica Government International Bond,
6.55%, 4/3/34		440	429
			1,292
Dominican Republic (2.3%)
Sovereign (2.3%)
Dominican Republic International Bond,
4.88%, 9/23/32		900	733
5.88%, 1/30/60		800	575
6.00%, 7/19/28 (b)		600	572
6.85%, 1/27/45 (b)		900	769
7.45%, 4/30/44 (b)		800	733
			3,382
Egypt (1.8%)
Sovereign (1.8%)
Egypt Government International Bond,
4.75%, 4/16/26	EUR	480	356
5.25%, 10/6/25 (b)		$440	340
5.75%, 5/29/24		400	372
6.38%, 4/11/31 (b)	EUR	800	473
6.88%, 4/30/40		$121	63
7.50%, 2/16/61		1,000	508
7.90%, 2/21/48 (b)		490	253
8.88%, 5/29/50		390	213
			2,578
El Salvador (1.0%)
Sovereign (1.0%)
El Salvador Government International Bond,
5.88%, 1/30/25		99	90
6.38%, 1/18/27		700	574

Morgan Stanley Emerging Markets Debt Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Portfolio of Investments (cont’d)

(Showing Percentage of Total Value of Investments)

	Face Amount		Value
	(000)		(000)
Sovereign (cont’d)
7.63%, 2/1/41		$463	$318
7.65%, 6/15/35		40	28
8.25%, 4/10/32		572	457
			1,467
Ethiopia (1.0%)
Sovereign (1.0%)
Ethiopia International Bond,
6.63%, 12/11/24		2,230	1,449

Gabon (0.2%)
Sovereign (0.2%)
Gabon Government International Bond,
6.95%, 6/16/25 (b)		400	358

Georgia (0.4%)
Corporate Bond (0.4%)
TBC Bank JSC,
10.78%, 10/3/24 (f)		540	529

Ghana (2.3%)
Corporate Bonds (0.9%)
Kosmos Energy Ltd.,
7.50%, 3/1/28		413	371
7.75%, 5/1/27		315	292
Tullow Oil PLC,
10.25%, 5/15/26		656	571
			1,234
Sovereign (1.4%)
Ghana Government International Bond,
6.38%, 2/11/27 (c)(d)		360	161
7.63%, 5/16/29 (c)(d)		200	89
7.75%, 4/7/29 (c)(d)		205	91
8.13%, 3/26/32 (c)(d)		215	95
8.63%, 4/7/34 (c)(d)		649	289
8.63%, 6/16/49 (c)(d)		2,229	954
8.75%, 3/11/61 (c)(d)		408	175
8.88%, 5/7/42 (c)(d)		486	208
			2,062
			3,296
Guatemala (0.7%)
Sovereign (0.7%)
Guatemala Government Bond,
3.70%, 10/7/33		600	462
4.65%, 10/7/41 (b)		400	297
6.13%, 6/1/50 (b)		380	329
			1,088
Honduras (0.1%)
Sovereign (0.1%)
Honduras Government International Bond,
6.25%, 1/19/27		150	142

Hungary (2.2%)
Corporate Bond (0.6%)
OTP Bank Nyrt,
8.75%, 5/15/33		810	805

Sovereign (1.6%)
Hungary Government International Bond,
5.38%, 9/12/33	EUR	196	200
6.25%, 9/22/32 (b)		$2,150	2,101
			2,301
			3,106
India (1.6%)
Corporate Bonds (1.4%)
Indiabulls Housing Finance Ltd.,
4.50%, 9/28/26		567	517
JSW Steel Ltd.,
5.05%, 4/5/32		940	755
Vedanta Resources Finance II PLC,
13.88%, 1/21/24		800	717
			1,989
Sovereign (0.2%)
Export-Import Bank of India,
5.50%, 1/18/33 (b)		400	384
			2,373
Indonesia (4.0%)
Corporate Bonds (1.3%)
APL Realty Holdings Pte. Ltd.,
5.95%, 6/2/24		510	396
Minejesa Capital BV,
4.63%, 8/10/30		1,706	1,522
			1,918

Morgan Stanley Emerging Markets Debt Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Portfolio of Investments (cont’d)

(Showing Percentage of Total Value of Investments)

	Face Amount		Value
	(000)		(000)
Sovereign (2.7%)
Indonesia Government International Bond,
4.65%, 9/20/32		$1,400	$1,312
4.85%, 1/11/33		1,940	1,850
5.13%, 1/15/45 (b)		800	725
			3,887
			5,805
Iraq (0.3%)
Sovereign (0.3%)
Iraq International Bond,
5.80%, 1/15/28		445	413

Ivory Coast (2.6%)
Sovereign (2.6%)
Ivory Coast Government International Bond,
4.88%, 1/30/32	EUR	900	727
6.63%, 3/22/48		2,867	2,092
6.88%, 10/17/40		1,128	887
			3,706
Jamaica (0.6%)
Corporate Bond (0.6%)
Digicel International Finance Ltd./Digicel international Holdings Ltd.,
8.75%, 5/25/24		$1,000	902

Jordan (0.8%)
Sovereign (0.8%)
Jordan Government International Bond,
7.38%, 10/10/47 (b)		750	621
7.50%, 1/13/29		300	293
7.75%, 1/15/28		292	292
			1,206
Kazakhstan (0.8%)
Sovereign (0.8%)
Kazakhstan Government International Bond,
6.50%, 7/21/45		1,100	1,122

Kenya (1.0%)
Sovereign (1.0%)
Republic of Kenya Government International Bond,
8.00%, 5/22/32		1,800	1,404

Kuwait (0.5%)
Sovereign (0.5%)
Kuwait International Government Bond,
3.50%, 3/20/27		720	683

Lebanon (0.2%)
Sovereign (0.2%)
Lebanon Government International Bond,
6.85%, 3/23/27 - 5/25/29 (c)(d)		2,870	236

Macedonia (2.9%)
Sovereign (2.9%)
North Macedonia Government International Bond,
1.63%, 3/10/28	EUR	2,165	1,866
6.96%, 3/13/27		2,092	2,257
			4,123
Mexico (5.1%)
Corporate Bonds (3.3%)
Banco Mercantil del Norte SA,
7.63%, 12/31/99 (f)		$213	196
8.38%, 10/14/30 (f)		254	241
BBVA Bancomer SA,
5.13%, 1/18/33		474	409
8.45%, 6/29/38 (b)		423	417
Braskem Idesa SAPI,
6.99%, 2/20/32		940	566
7.45%, 11/15/29		562	351
Cemex SAB de CV,
5.13%, 6/8/26 (f)		440	412
9.13%, 3/14/28 (b)(f)		352	367
Grupo Aeromexico SAB de CV,
8.50%, 3/17/27		420	394
Total Play Telecomunicaciones SA de CV,
7.50%, 11/12/25		1,975	1,415
			4,768

Morgan Stanley Emerging Markets Debt Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Portfolio of Investments (cont’d)

(Showing Percentage of Total Value of Investments)

	Face Amount	Value
	(000)	(000)
Sovereign (1.8%)
Petroleos Mexicanos,
4.25%, 1/15/25	$200	$191
5.95%, 1/28/31	1,200	860
6.35%, 2/12/48	400	229
6.70%, 2/16/32	600	446
6.88%, 8/4/26	400	369
10.00%, 2/7/33 (b)	587	523
		2,618
		7,386
Moldova (0.3%)
Corporate Bond (0.3%)
Aragvi Finance International DAC,
8.45%, 4/29/26	660	455

Mongolia (0.3%)
Corporate Bond (0.3%)
Mongolian Mining Corp./Energy Resources LLC,
9.25%, 4/15/24	388	388

Morocco (0.6%)
Sovereign (0.6%)
Morocco Government International Bond,
3.00%, 12/15/32	500	382
4.00%, 12/15/50 (b)	820	510
		892
Nigeria (3.2%)
Corporate Bonds (0.6%)
IHS Netherlands Holdco BV,
8.00%, 9/18/27 (b)	383	322
SEPLAT Energy PLC,
7.75%, 4/1/26	624	534
		856
Sovereign (2.6%)
Nigeria Government International Bond,
6.50%, 11/28/27 (b)	820	686
7.38%, 9/28/33	1,212	899
7.63%, 11/28/47	200	134
7.70%, 2/23/38	1,108	779
8.25%, 9/28/51	1,860	1,293
		3,791
		4,647
Oman (2.6%)
Sovereign (2.6%)
Oman Government International Bond,
5.38%, 3/8/27	500	488
6.25%, 1/25/31 (b)	2,530	2,504
6.75%, 1/17/48	500	461
7.38%, 10/28/32	270	286
		3,739
Panama (2.4%)
Corporate Bonds (1.2%)
C&W Senior Financing DAC,
6.88%, 9/15/27	1,136	1,000
Multibank, Inc.,
7.75%, 2/3/28 (b)	756	763
		1,763
Sovereign (1.2%)
Panama Bonos del Tesoro,
6.38%, 7/25/33	187	177
Panama Government International Bond,
2.25%, 9/29/32	1,280	930
3.87%, 7/23/60	550	320
4.50%, 4/1/56	410	271
		1,698
		3,461
Paraguay (1.4%)
Corporate Bond (0.7%)
Frigorifico Concepcion SA,
7.70%, 7/21/28	1,152	954

Sovereign (0.7%)
Paraguay Government International Bond,
5.40%, 3/30/50 (b)	1,264	1,000
		1,954
Peru (2.6%)
Corporate Bonds (1.9%)
Auna SAA,
6.50%, 11/20/25	1,440	1,327

Morgan Stanley Emerging Markets Debt Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Portfolio of Investments (cont’d)

(Showing Percentage of Total Value of Investments)

	Face Amount		Value
	(000)		(000)
Corporate Bonds (cont’d)
Hunt Oil Co. of Peru LLC Sucursal Del Peru,
8.55%, 9/18/33 (b)		$448	$453
Peru LNG Srl,
5.38%, 3/22/30		1,326	1,042
			2,822
Sovereign (0.7%)
Peruvian Government International Bond,
2.78%, 1/23/31		300	247
3.00%, 1/15/34		400	309
3.55%, 3/10/51		200	132
6.55%, 3/14/37		300	311
			999
			3,821
Romania (5.5%)
Sovereign (5.5%)
Romanian Government International Bond,
1.75%, 7/13/30 (b)	EUR	3,320	2,664
2.00%, 1/28/32 - 4/14/33		796	582
2.12%, 7/16/31		681	535
2.13%, 3/7/28		300	276
3.62%, 5/26/30		28	26
3.75%, 2/7/34 (b)		999	837
4.00%, 2/14/51		$1,100	704
6.13%, 1/22/44		800	717
6.63%, 9/27/29	EUR	1,395	1,519
			7,860
Senegal (0.2%)
Sovereign (0.2%)
Senegal Government International Bond,
6.25%, 5/23/33		$400	322

Serbia (1.7%)
Sovereign (1.7%)
Serbia International Bond,
1.50%, 6/26/29	EUR	1,240	1,011
2.05%, 9/23/36		432	272
2.13%, 12/1/30 (b)		$1,400	1,031
6.50%, 9/26/33		200	191
			2,505
South Africa (1.1%)
Corporate Bonds (1.1%)
Petra Diamonds U.S. Treasury PLC
6.07% Cash, 3.96 % PIK,
9.75%, 3/8/26 (e)		221	193
Sasol Financing USA LLC,
5.50%, 3/18/31		1,270	997
8.75%, 5/3/29		357	344
			1,534
Sri Lanka (2.4%)
Sovereign (2.4%)
Sri Lanka Government International Bond,
5.75%, 4/18/23 (c)(d)		320	154
6.20%, 5/11/27 (c)(d)		2,850	1,331
6.35%, 6/28/24 (c)(d)		200	96
6.75%, 4/18/28 (c)(d)		400	188
6.83%, 7/18/26 (c)(d)		400	193
6.85%, 3/14/24 - 11/3/25 (c)(d)		2,770	1,340
7.85%, 3/14/29 (c)(d)		200	94
			3,396
Suriname (5.8%)
Sovereign (5.8%)
Suriname Government International Bond,
9.25%, 10/26/26 (c)(d)		6,515	5,619
12.88%, 12/30/23 (a)(b)(c)(d)		2,993	2,697
			8,316
Tanzania, United Republic Of (0.7%)
Corporate Bonds (0.7%)
HTA Group Ltd.,
2.88%, 3/18/27		200	165
7.00%, 12/18/25		900	869
			1,034
Trinidad And Tobago (0.3%)
Sovereign (0.3%)
Trinidad & Tobago Government International Bond,
4.50%, 6/26/30		500	461

Morgan Stanley Emerging Markets Debt Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Portfolio of Investments (cont’d)

(Showing Percentage of Total Value of Investments)

	Face Amount	Value
	(000)	(000)
Sovereign (cont’d)
Turkey (2.1%)
Corporate Bonds (2.1%)
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS,
9.50%, 7/10/36	$1,134	$1,023
Ulker Biskuvi Sanayi AS,
6.95%, 10/30/25	1,080	1,018
WE Soda Investments Holding PLC,
9.50%, 10/6/28	992	1,002
		3,043
Ukraine (0.9%)
Sovereign (0.9%)
Ukraine Government Bond,
7.75%, 9/1/25 (c)(d)	745	247
Ukraine Government International Bond,
6.88%, 5/21/31 (c)(d)	1,500	401
7.75%, 9/1/24 - 9/1/28 (c)(d)	1,601	525
7.75%, 8/1/41 (c)(d)(g)	440	204
		1,377
United Arab Emirates (3.2%)
Sovereign (3.2%)
Finance Department Government of Sharjah,
4.00%, 7/28/50	2,562	1,496
4.38%, 3/10/51	500	314
6.50%, 11/23/32 (b)	2,750	2,747
		4,557
Uruguay (1.7%)
Sovereign (1.7%)
Uruguay Government International Bond,
4.38%, 1/23/31	790	757
5.10%, 6/18/50	1,080	960
5.75%, 10/28/34	710	724
		2,441
Uzbekistan (1.6%)
Corporate Bonds (0.3%)
Ipoteka-Bank ATIB,
5.50%, 11/19/25	230	209
Uzbek Industrial and Construction Bank ATB,
5.75%, 12/2/24	249	238
		447
Sovereign (1.3%)
Republic of Uzbekistan International Bond,
3.70%, 11/25/30 (b)	301	236
3.90%, 10/19/31	1,000	782
5.38%, 2/20/29	900	808
		1,826
		2,273
Venezuela (0.3%)
Sovereign (0.3%)
Petroleos de Venezuela SA,
6.00%, 11/15/26 (c)(d)	8,500	489

Vietnam (0.6%)
Corporate Bond (0.6%)
Mong Duong Finance Holdings BV,
5.13%, 5/7/29	957	869

Zambia (0.2%)
Sovereign (0.2%)
Zambia Government International Bond,
8.50%, 4/14/24 (c)(d)	587	324
TOTAL FIXED INCOME SECURITIES (COST $158,422)		139,151

No. of Warrants
WARRANTS (0.0%)‡
Venezuela (0.0%)‡
Venezuela Government International Bond, Oil-Linked Payment Obligation, expires 4/15/20 (h)(i) (Cost $—)	5,450	27

Morgan Stanley Emerging Markets Debt Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Portfolio of Investments (cont’d)

(Showing Percentage of Total Value of Investments)

	Shares	Value (000)
SHORT-TERM INVESTMENTS (2.3%)
Investment Company (2.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (j) (Cost $3,076)	3,076,262	$3,076

	Face Amount (000)
United States (0.1%)
U.S. Treasury Security (0.1%)
U.S. Treasury Bill,
4.47%, 11/30/23 (k) (Cost $174)	$175	174
TOTAL SHORT-TERM INVESTMENTS (COST $3,250)		3,250
Total Investments (98.9%) (Cost $161,672) (l)(m)(n)		142,428
Other Assets in Excess of Liabilities (1.1%)		1,591
Net Assets (100.0%)		$144,019

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

‡	Amount is less than 0.05%.
(a)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of September 30, 2023. Maturity date disclosed is the ultimate maturity date.
(b)	144A security – Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Issuer in bankruptcy.
(d)	Non-income producing security; bond in default.
(e)	Income may be paid in additional securities and/or cash at the discretion of the issuer.
(f)	Perpetual - One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of September 30, 2023.
(g)	Floating or variable rate securities: The rates disclosed are as of September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(h)	Perpetual maturity date. Date disclosed is the last expiration date.
(i)	Non-income producing security.
(j)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2023, advisory fees paid were reduced by approximately $9,000 relating to the Fund's investment in the Liquidity Funds.
(k)	Rate shown is the yield to maturity at September 30, 2023.
(l)	Securities are available for collateral in connection with purchase of open foreign currency forward exchange contracts and futures contracts.
(m)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2023, the Fund did not engage in any cross-trade transactions.
(n)	At September 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $3,319,000 and the aggregate gross unrealized depreciation is approximately $23,777,000, resulting in net unrealized depreciation of approximately $20,458,000.
DAC	Designated Activity Company.
MTN	Medium Term Note.
PIK	Payment-in-Kind.
REIT	Real Estate Investment Trust.

Morgan Stanley Emerging Markets Debt Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Portfolio of Investments (cont’d)

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at September 30, 2023:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC	EUR	1,498		$1,608	10/6/23	$24
Citibank NA	EUR	90		$97	10/6/23	1
Citibank NA		$220	EUR	205	10/6/23	(4)
HSBC Bank PLC	EUR	385		$414	10/6/23	7
HSBC Bank PLC	EUR	438		$471	10/6/23	8
HSBC Bank PLC	EUR	1,729		$1,859	10/6/23	31
HSBC Bank PLC	EUR	942		$1,013	10/6/23	17
HSBC Bank PLC	EUR	382		$411	10/6/23	7
HSBC Bank PLC	EUR	396		$426	10/6/23	7
HSBC Bank PLC	EUR	77		$83	10/6/23	1
State Street Bank and Trust Co.	EUR	701		$751	10/6/23	10
State Street Bank and Trust Co.	EUR	1,726		$1,851	10/6/23	26
State Street Bank and Trust Co.	EUR	726		$778	10/6/23	11
State Street Bank and Trust Co.	EUR	803		$861	10/6/23	12
State Street Bank and Trust Co.	EUR	3,172		$3,402	10/6/23	48
State Street Bank and Trust Co.	EUR	707		$758	10/6/23	11
State Street Bank and Trust Co.	EUR	1,728		$1,857	10/6/23	30
State Street Bank and Trust Co.	EUR	438		$471	10/6/23	7
State Street Bank and Trust Co.	EUR	385		$414	10/6/23	7
State Street Bank and Trust Co.	EUR	382		$410	10/6/23	7
State Street Bank and Trust Co.	EUR	942		$1,012	10/6/23	16
State Street Bank and Trust Co.	EUR	396		$425	10/6/23	7
State Street Bank and Trust Co.	EUR	2,681		$2,875	10/6/23	40
State Street Bank and Trust Co.	EUR	1,459		$1,565	10/6/23	22
State Street Bank and Trust Co.	EUR	678		$727	10/6/23	10
State Street Bank and Trust Co.	EUR	613		$657	10/6/23	9
State Street Bank and Trust Co.	EUR	593		$636	10/6/23	$9
State Street Bank and Trust Co.	EUR	597		$640	10/6/23	9
UBS AG	EUR	74		$80	10/6/23	1
UBS AG	EUR	173		$183	10/6/23	—	@
						$391

Morgan Stanley Emerging Markets Debt Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Portfolio of Investments (cont’d)

Futures Contracts:

The Fund had the following futures contracts open at September 30, 2023:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note (United States)	12	Dec-23		$2,400	$2,433	$(7)
U.S. Treasury 5 yr. Note (United States)	54	Dec-23		5,400	5,689	(50)
U.S. Treasury 10 yr. Note (United States)	3	Dec-23		300	324	(6)
U.S. Treasury 10 yr. Ultra Note (United States)	203	Dec-23		20,300	22,647	(638)
U.S. Treasury Long Bond (United States)	11	Dec-23		1,100	1,252	(69)
U.S. Treasury Ultra Bond (United States)	146	Dec-23		14,600	17,328	(1,275)
Short:
Euro-Buxl 30 yr. Bond (Germany)	13	Dec-23	EUR	(1,300)	(1,682)	117
German Euro-Bobl Index (Germany)	57	Dec-23		(5,700)	(6,975)	72
German Euro-Bund Index (Germany)	68	Dec-23		(6,800)	(9,248)	193
U.S. Treasury 5 yr. Note (United States)	75	Dec-23		$(7,500)	(7,902)	57
U.S. Treasury 10 yr. Note (United States)	13	Dec-23		(1,300)	(1,405)	1
						$(1,605)

EUR — Euro

USD — United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Sovereign	68.1%
Corporate Bonds	29.6
Other*	2.3
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**	Does not include open long/short futures contracts with a value of approximately $76,885 and net unrealized depreciation of approximately $1,605,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $391,000.

Morgan Stanley Emerging Markets Debt Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Notes to the Portfolio of Investments

The ongoing conflict between Russia and Ukraine has led many countries, including the U.S., to impose economic sanctions on Russian governmental institutions, Russian entities, and Russian individuals. These sanctions have had a negative impact on the Russian economy and currency, and on investments and companies economically tied to Russia, Ukraine and certain neighboring countries. In response, Russia imposed its own restrictions against investors and countries outside Russia. Businesses in the U.S. and globally have experienced shortages in materials and increased costs for transportation, energy and raw materials due, in part, to the adverse effects of the conflict on the global economy. The escalation or continuation of the conflict between Russia and Ukraine or other hostilities presents heightened risks relating to, among other things, cyber-attacks, the frequency and volume of failures to settle securities transactions, supply chain disruptions, inflation, and potential increased volatility in commodity, currency and other financial markets. This conflict could continue to adversely affect global markets performance and liquidity, thereby negatively affecting the value of the Fund’s investments beyond any direct exposure to Russian or Ukrainian issuers, markets or economies. The duration and extent of the economic impacts resulting from the military conflict between Russia and Ukraine and related sanctions remains uncertain at this time.

Security Valuation: (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Directors (the “Directors”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If the Adviser determines that the price provided by the outside pricing service/vendor does not reflect the security’s fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers/dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) foreign exchange transactions (“spot contracts”) and foreign exchange forward contracts (“forward contracts”) are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Fund’s Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund’s Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" (“ASC 820”), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Morgan Stanley Emerging Markets Debt Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2023:

Investment Type	Level 1 Unadjusted Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$42,128	$—	$42,128
Sovereign	—	97,023	—	97,023
Total Fixed Income Securities	—	139,151	—	139,151
Warrant	—	27	—	27
Short-Term Investments
U.S. Treasury Security	—	174	—	174
Investment Company	3,076	—	—	3,076
Total Short-Term Investments	3,076	174	—	3,250
Foreign Currency Forward Exchange Contracts	—	395	—	395
Futures Contracts	440	—	—	440
Total Assets	3,516	139,747	—	143,263
Liabilities:
Foreign Currency Forward Exchange Contract	—	(4)	—	(4)
Futures Contracts	(2,045)	—	—	(2,045)
Total Liabilities	(2,045)	(4)	—	(2,049)
Total	$1,471	$139,743	$—	$141,214

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.